Notes Payable (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes Payable (Additional Textual) [Abstract]
Line of credit arrangements	$ 14.4	$ 13.7
Line of credit arrangements outstanding
Weighted-average interest rate, short-term borrowings	4.25%	2.28%
Line of Credit [Member]
Notes Payable (Textual) [Abstract]
Line of credit facility secured by land and building	$ 0.7